Concentration of major customers and suppliers (Details Narrative)	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Customer one [Member]
Concentration risk percentage	44.00%	59.00%
Customer one [Member] | Accounts Receivable [Member]
Concentration risk percentage	81.00%		51.00%
Customer Two [Member]
Concentration risk percentage	16.00%	10.00%
Customer Two [Member] | Accounts Receivable [Member]
Concentration risk percentage			27.00%
Customer Three [Member] | Accounts Receivable [Member]
Concentration risk percentage			14.00%
Supplier One [Member]
Concentration risk percentage	18.00%	36.00%
Supplier One [Member] | Accounts Receivable [Member]
Concentration risk percentage	58.00%		51.00%
Supplier Two [Member]
Concentration risk percentage	14.00%	15.00%
Supplier Two [Member] | Accounts Receivable [Member]
Concentration risk percentage	17.00%		15.00%
Supplier Three [Member] | Accounts Receivable [Member]
Concentration risk percentage			12.00%